Share-Based Compensation - Additional Information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 29, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award
Granted		80,000
Cancellation due to the Modification	669,898
Incremental compensation cost related to plan modified	¥ 5,079
Modification due to the acceleration of vesting				¥ 13,487
Non-vested restricted share units
Share-based Compensation Arrangement by Share-based Payment Award
Incremental compensation cost related to plan modified	4,103
Cost not yet recognized	¥ 976
Total fair value of non-vested restricted shares		¥ 46,624	¥ 58,056	¥ 29,713
Unrecognized compensation expense, period for recognition		1 year 3 months 7 days
Unrecognized compensation expense related to non-vested restricted shares		¥ 40,889
Replacement Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Granted	223,297
Stock Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares that may be issued						2,800,000
Stock Incentive Plan 2017 | Share options
Share-based Compensation Arrangement by Share-based Payment Award
Stock incentive plans, term						10 years
Vesting period for remaining the 75% of options granted						36 months
Stock Incentive Plan 2017 | Share options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage						25.00%
Stock Incentive Plan 2017 | Share options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage						75.00%
Stock Incentive Plan 2022
Share-based Compensation Arrangement by Share-based Payment Award
Maximum number of shares that may be issued					3,000,000
Stock Incentive Plan 2022 | Share options
Share-based Compensation Arrangement by Share-based Payment Award
Stock incentive plans, term					10 years
Vesting period for remaining the 75% of options granted					36 months
Stock Incentive Plan 2022 | Share options | First anniversary of the grant date
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage					25.00%
Stock Incentive Plan 2022 | Share options | Vesting ratably over the following 36 months
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage					75.00%